Mortgage Servicing - Schedule of Components of Servicing and Subservicing Fees (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Transfers and Servicing [Abstract]
Servicing	$ 274,089	$ 331,794	$ 879,098	$ 1,039,033	$ 1,363,800	$ 1,246,882	$ 535,415
Subservicing	14,354	30,926	72,968	95,509	128,797	146,605	45,713
Servicing and Subservicing fees, total	288,443	362,720	952,066	1,134,542	1,492,597	1,393,487	581,128
Home Affordable Modification Program (HAMP) fees	32,318	37,644	108,698	111,000	141,121	152,812	76,764
Late charges	19,162	27,634	63,557	97,002	121,618	115,826	69,281
Loan collection fees	6,682	8,655	25,176	25,573	33,983	31,022	15,960
Custodial accounts (float earnings)	836	1,831	4,633	5,235	6,693	5,332	3,749
Other	12,576	27,480	49,411	74,744	98,163	125,080	57,525
Fees, total	$ 360,017	$ 465,964	$ 1,203,541	$ 1,448,096	$ 1,894,175	$ 1,823,559	$ 804,407